Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Current Assets
Cash and cash equivalents		$ 306,941	$ 4,754,522
Restricted cash		338,712	338,712
Accounts receivable, net of credit loss allowance of $nil and $nil		133,415	492,897
Other receivable		1,701,385	2,131,402
Prepaid expenses		1,517,070	590,443
Other prepaid for events		7,200,023	7,500,023
Inventory		43,248	46,381
Income tax receivable		450,000	450,000
Total current assets		11,690,794	16,304,380
Non-current assets
Property and equipment, net		357,910	433,677
Intangible assets		4,130,211	4,243,423
Right-of-use assets		2,087,637	2,141,754
Goodwill		2,652,772	2,652,772
Total assets		20,919,324	25,776,006
Current liabilities
Accounts payable and other liabilities		3,014,128	1,952,161
Loan payable		59,956
Income tax payable		4,074	4,074
Lease liabilities – current		629,693	752,429
Deferred revenue		2,257,873	6,042,639
Total current liabilities		6,105,724	8,891,303
Non-current liabilities
Loan payable			409,956
Lease liabilities – non current		1,698,150	1,582,108
Deferred income tax liabilities		584,524	472,942
Total liabilities		8,388,398	11,356,309
Shareholders’ equity
Common shares, US$0.0256 par value, 60,625,000 ordinary shares and 625,000 preferred shares authorized, 1,496,623 and 1,462,271 Ordinary shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively	[1]	38,010	37,137
Additional paid-in capital		27,466,043	26,207,879
Accumulated Deficit		(20,217,930)	(17,387,799)
Accumulated other comprehensive loss		(36,275)	(49,545)
Total shareholders’ equity		7,249,848	8,807,672
Non-controlling interests		5,281,078	5,612,025
Total equity		12,530,926	14,419,697
Total liabilities and equity		20,919,324	25,776,006
Related party
Current liabilities
Due to related party		$ 140,000	$ 140,000

[1]	All share and per share information presented herein has been retroactively adjusted to give effect to the reverse stock split effected on February 17, 2026.